PROPERTY, PLANT AND EQUIPMENT - Explanatory information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	$ 53,156
Balance at the end	77,411	$ 53,156
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	60,500	30,547
Additions	13,547	30,692
Foreign exchange adjustments	139
Disposals	(189)	(739)
Balance at the end	90,217	60,500
Cost | LYF
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	7,070
Cost | GR
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	3,019
Cost | CS
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	6,131
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(7,344)	(4,173)
Depreciation	5,513	3,423
Disposals	51	252
Balance at the end	(12,806)	(7,344)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	3,699
Balance at the end	6,336	3,699
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	3,699	3,699
Balance at the end	6,336	3,699
Land | Cost | LYF
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	1,160
Land | Cost | CS
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	1,477
Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	34,010
Balance at the end	44,363	34,010
Building | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	35,206	13,759
Additions	3,321	21,447
Disposals	(7)
Balance at the end	46,801	35,206
Building | Cost | LYF
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	4,155
Building | Cost | CS
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	4,126
Building | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(1,196)	(779)
Depreciation	1,242	417
Balance at the end	(2,438)	(1,196)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	439
Balance at the end	2,035	439
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	448	116
Additions	1,555	332
Foreign exchange adjustments	4
Balance at the end	2,086	448
Leasehold improvements | Cost | GR
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	79
Leasehold improvements | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(9)
Depreciation	42	9
Balance at the end	(51)	(9)
Computer equipment and software
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	345
Balance at the end	548	345
Computer equipment and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	800	546
Additions	272	342
Foreign exchange adjustments	4
Disposals	(16)	(88)
Balance at the end	1,300	800
Computer equipment and software | Cost | LYF
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	26
Computer equipment and software | Cost | GR
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	86
Computer equipment and software | Cost | CS
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	128
Computer equipment and software | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(455)	(348)
Depreciation	299	193
Disposals	2	86
Balance at the end	(752)	(455)
Office furniture and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	468
Balance at the end	983	468
Office furniture and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	1,023	659
Additions	218	364
Foreign exchange adjustments	14
Balance at the end	1,889	1,023
Office furniture and equipment | Cost | LYF
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	320
Office furniture and equipment | Cost | GR
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	306
Office furniture and equipment | Cost | CS
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	8
Office furniture and equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(555)	(362)
Depreciation	351	193
Balance at the end	(906)	(555)
Lab and production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	9,855
Balance at the end	17,823	9,855
Lab and production equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	14,640	11,768
Additions	8,181	3,238
Foreign exchange adjustments	32
Disposals	(166)	(366)
Balance at the end	25,130	14,640
Lab and production equipment | Cost | LYF
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	1,409
Lab and production equipment | Cost | GR
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	695
Lab and production equipment | Cost | CS
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	339
Lab and production equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(4,785)	(2,684)
Depreciation	2,571	2,124
Disposals	49	23
Balance at the end	(7,307)	(4,785)
Right of use asset
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	4,340
Balance at the end	5,323	4,340
Right of use asset | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	4,684
Additions		4,969
Foreign exchange adjustments	85
Disposals		(285)
Balance at the end	6,675	4,684
Right of use asset | Cost | GR
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	1,853
Right of use asset | Cost | CS
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition	53
Right of use asset | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(344)
Depreciation	1,008	487
Disposals		143
Balance at the end	$ (1,352)	$ (344)